Events After the Reporting Date	12 Months Ended
Dec. 31, 2020
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Events After the Reporting Date
36.	EVENTS AFTER THE REPORTING DATE
Final dividend On 18 February 2021, Gold Fields declared a final dividend of 320 SA cents per share.